Borrowings - Additional Information (Details) - Revolving Credit Facility [Member] € in Millions, £ in Millions			1 Months Ended			12 Months Ended
	Oct. 19, 2021 GBP (£)	Nov. 23, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Feb. 29, 2020 GBP (£)	Feb. 28, 2019 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Line of credit drawn			£ 25.0		£ 200.0	£ 103.4	€ 120.0
Line of credit facility amount					£ 100.0
Line Of Credit Maturity Date					Jan. 31, 2024
Repayments of line of credit		£ 107.0		£ 20.0
Line of credit drawn during covid nineteen pandemic			£ 107.0
Line of credit maximum facility						107.0
Line of credit outstanding						£ 82.0
BioVision Business [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit drawn	£ 120.0